EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2021	Income from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2021	2020	2019	2021	2020

Canadian Natural Gas Pipelines
TQM[1]	50.0%	12	12	12	118	90
Coastal GasLink[1,2]	35.0%	—	—	—	386	211
U.S. Natural Gas Pipelines
Northern Border[3]	50.0%	80	100	91	505	521
Millennium	47.5%	91	96	92	474	482
Iroquois[4]	50.0%	55	52	54	392	197
Other	Various	18	16	27	137	120
Mexico Natural Gas Pipelines
Sur de Texas[5]	60.0%	160	213	3	835	680
Liquids Pipelines
Grand Rapids[1,6]	50.0%	54	53	56	980	998
Northern Courier[1,7]	nil	16	22	14	—	53
Port Neches Link LLC[1,8]	95.0%	—	—	—	103	—
HoustonLink Pipeline[1]	50.0%	1	—	—	18	19
Power and Storage
Bruce Power[1,9]	48.4%	411	439	527	4,493	3,306
Portlands Energy Centre[1,10]	nil	—	12	35	—	—
TransCanada Turbines[11]	100.0%	—	4	9	—	—
		898	1,019	920	8,441	6,677
1Classified as a non-consolidated VIE. Refer to Note 30, Variable interest entities, for additional information.
2In May 2020, TC Energy completed the sale of a 65 per cent equity interest in Coastal GasLink Pipeline Limited Partnership and subsequently applied the equity method to account for its 35 per cent retained equity interest in the jointly-controlled entity. Refer to Note 28, Acquisitions and dispositions, for additional information. At December 31, 2021, the difference between the carrying value of the investment and the underlying equity in the net assets of Coastal GasLink Pipeline Limited Partnership was $167 million (2020 – $188 million) due mainly to the fair value assessment of assets at the time of partial monetization along with deferred development fee revenue accounting.
3At December 31, 2021, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border was US$115 million (2020 – US$116 million) due mainly to the fair value assessment of assets at the time of acquisition.
4At December 31, 2021, the difference between the carrying value of the investment and the underlying equity in the net assets of Iroquois was US$39 million (2020 – US$39 million) due mainly to the fair value assessment of the assets at the times of acquisition.
5Sur de Texas was placed into service in September 2019. TC Energy has a 60 per cent equity interest and, as a jointly-controlled entity, applies the equity method of accounting. Income from equity investments recorded in the Corporate segment reflects the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other in the Consolidated statement of income. At December 31, 2021, the difference between the carrying value of the investment and the underlying equity in the net assets of Sur de Texas was US$77 million (2020 – US$79 million) due mainly to the accounting for fees earned from the successful construction of the pipeline.
6At December 31, 2021, the difference between the carrying value of the investment and the underlying equity in the net assets of Grand Rapids was $96 million (2020 – $98 million) due mainly to interest capitalized during construction.
7On November 30, 2021, TC Energy sold its remaining 15 per cent equity interest in Northern Courier. Refer to Note 28, Acquisitions and dispositions, for additional information. At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Courier was $56 million due mainly to the fair value of guarantees and the fair value assessment of assets at the time of partial monetization.
8On March 8, 2021, TC Energy entered a joint venture with Motiva Enterprises to construct the Port Neches Link pipeline system. TC Energy has a 95 per cent equity interest and, as a jointly-controlled entity, applies the equity method of accounting.
9At December 31, 2021, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power was $755 million (2020 – $796 million) due mainly to capitalized interest and the fair value assessment of assets at the time of acquisition.
10In April 2020, TC Energy sold its investment in Portlands Energy Centre. Refer to Note 28, Acquisitions and dispositions, for additional information.
11In November 2020, TC Energy purchased the remaining 50 per cent ownership in TransCanada Turbines which was subsequently consolidated. Refer to Note 28, Acquisitions and dispositions, for additional information.
Summarized Financial Information of Equity Investments

year ended December 31	2021	2020	2019
(millions of Canadian $)

Income
Revenues	5,447	5,838	5,693
Operating and other expenses	(3,293)	(3,341)	(3,408)
Net income	1,859	2,047	1,990
Net income attributable to TC Energy	898	1,019	920

at December 31	2021	2020
(millions of Canadian $)

Balance Sheet
Current assets	3,498	2,911
Non-current assets	30,165	26,957
Current liabilities	(2,540)	(3,727)
Non-current liabilities	(16,400)	(15,309)